Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 28, 2017
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY MUTUAL FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000100334
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
American Century Mutual Funds, Inc | SELECT FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000100334_SupplementTextBlock

American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement Select Fund
Supplement dated November 28, 2017 Summary Prospectus dated April 10, 2017 (as revised August 1, 2017) and Prospectus dated April 10, 2017

The following is added as the last paragraph under the Principal Investment Strategies section on page 2 of the summary prospectus and page 3 of the prospectus.
The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.

The following is added as the fourth bullet point under the Principal Risks section on pages 2 and 3 of the summary prospectus and page 3 of the prospectus.

•	Covered Call Risk – Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.